RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 29, 2021
Other related parties
Disclosure of transactions between related parties [line items]
Revenues	$ 418	$ 609	$ 450
Accounts and other receivable, net	106	117
Accounts payable and other/ Loan payable to Brookfield Business Partners	5	5
Brookfield Business Partners
Disclosure of transactions between related parties [line items]
Accounts payable and other/ Loan payable to Brookfield Business Partners	$ 1,860	$ 0		$ 1,860